Taxes - Reconciliation of Tax Rate (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Difference between book and tax inflationary values and translation effects	(2.20%)	(1.70%)	(5.40%)
Annual inflation tax adjustment	0.40%	0.20%	7.00%
Income tax at a rate other than Mexican statutory rates	1.30%	0.90%	2.80%
Non-deductible expenses	3.30%	2.10%	3.80%
Taxable (non-taxable) income	1.10%	(3.20%)	1.40%
Others	0.10%	0.10%	0.10%
Tax loss (recognition) write off	3.40%	(3.30%)	(5.50%)
Adjustments for previous tax years	0.00%	0.00%	0.40%
Impairments	2.50%	0.00%	0.00%
Sale of investment of Heineken	0.00%	1.20%	0.00%
Consolidated Effective income tax rate	39.90%	26.30%	34.60%
Effective income tax rate from continued operations	37.10%	22.70%	33.00%
Effective income tax rate from discontinued operations	2.80%	3.60%	1.60%
Recognized deferred tax asset			$ (2,194)